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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         July 20, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $113,171 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen








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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103     5530   158000 SH       SOLE                   158000
Abraxas Pete Corp.             COM              003830106      632   200000 SH       SOLE                   200000
Acceptance Insurance           COM              004308102     5906  1125000 SH       SOLE                  1125000
Alaska Communications          COM              01167P101      361    39500 SH       SOLE                    39500
American Classic Voyage        COM              024928103      385   110000 SH       SOLE                   110000
American Pacific Corp.         COM              028740108      421    65400 SH       SOLE                    65400
Annuity & Life RE Holdings     COM              G03910109      572    16000 SH       SOLE                    16000
Avatex                         COM              05349F402      449  1045300 SH       SOLE                  1045300
Ballantyne of Omaha            COM              058516105      214   315000 SH       SOLE                   315000
Becton Dickinson               COM              075887109     1245    34800 SH       SOLE                    34800
Berkshire Hathaway Class B     COM              084670207     1265      550 SH       SOLE                      550
Broadwing (formerly CSN)       COM              111620100      978    40000 SH       SOLE                    40000
CNA Financial                  COM              126117100     4178   105900 SH       SOLE                   105900
Cache                          COM              127150308      870   217500 SH       SOLE                   217500
Canadian Pacific Ltd.          COM              135923100     2712    70000 SH       SOLE                    70000
Capital Trust                  COM              14052H100     5421   840400 SH       SOLE                   840400
Chart House Enterprise         COM              160902102      103    52600 SH       SOLE                    52600
Chase Industries               COM              161568100      145    15500 SH       SOLE                    15500
Coastcast                      COM              19057T108     4466   561700 SH       SOLE                   561700
Comcast                        COM              200300200     1302    30000 SH       SOLE                    30000
Coram Health                   COM              218103109      565  2455000 SH       SOLE                  2455000
Cotton States Life             COM              221774102     1360   114500 SH       SOLE                   114500
Countrywide                    COM              222372104     1835    40000 SH       SOLE                    40000
Danielson Holding              COM              236274106     2548   572500 SH       SOLE                   572500
Davel                          COM              238341101        6    97200 SH       SOLE                    97200
Dental/Medical Diagnostic      COM              24873K208        6   337079 SH       SOLE                   337079
Ditech Comm                    COM              25500M103      148    20000 SH       SOLE                    20000
ECI Telecom                    COM              268258100      500   100000 SH       SOLE                   100000
ECollege.com                   COM              27887E100      173    55000 SH       SOLE                    55000
Epresence Inc.                 COM              294348107      659   160000 SH       SOLE                   160000
Ezenia!                        COM              302311105       46   100000 SH       SOLE                   100000
GP Strategies                  COM              36225V104      161    33500 SH       SOLE                    33500
Gatx Corp                      COM              361448103     3894    97100 SH       SOLE                    97100
Genus Inc.                     COM              372461103     1176   245000 SH       SOLE                   245000
Giant Group                    COM              374503100       73   137700 SH       SOLE                   137700
Glacier Water Service          COM              376395109      201    22000 SH       SOLE                    22000
Healtheon / WEBMD CORP         COM              422209106      700   100000 SH       SOLE                   100000
Hexcel                         COM              428291108     2746   215400 SH       SOLE                   215400
Informix                       COM              456779107      292    50000 SH       SOLE                    50000
J Net Enterprises              COM              466392107      645   160000 SH       SOLE                   160000
Kaneb                          COM              484170105      979   133500 SH       SOLE                   133500
Kraft Foods                    COM              50075N104      465    15000 SH       SOLE                    15000
Leucadia National              COM              527288104     2109    65000 SH       SOLE                    65000
Level 3                        COM              52729N100      549   100000 SH       SOLE                   100000
Liberte Investors              COM              530154103      211    50000 SH       SOLE                    50000
Liberty Media                  COM              001957208      612    35000 SH       SOLE                    35000
Lightspan                      COM              53226T103      125   100000 SH       SOLE                   100000
Limited                        COM              532716107     1239    75000 SH       SOLE                    75000
Lincoln National               COM              534187109     1708    33000 SH       SOLE                    33000
Little Switzerland             COM              537528101      234   120000 SH       SOLE                   120000
Lucent                         COM              549463107      620   100000 SH       SOLE                   100000
MCI - Worldcom                 COM              98157D304     1127    70000 SH       SOLE                    70000
Merck Co. Inc.                 COM              589331107     1598    25000 SH       SOLE                    25000
Mercury General Corp.          COM              589400100     2623    75000 SH       SOLE                    75000
Meridian Resource              COM              58977Q109      840   120000 SH       SOLE                   120000
Millenium Cell                 COM              60038B105     1055   100000 SH       SOLE                   100000
Monolithic System Technology   COM              609842109      110    10000 SH       SOLE                    10000
Nobel Learning                 COM              654889104      166    21900 SH       SOLE                    21900
OMI Corp                       COM              Y6476W104      561   100000 SH       SOLE                   100000
Ocean Energy Inc.              COM              67481E106      872    50000 SH       SOLE                    50000
PE Corp- Celera Grnomics Group COM              69332S201     1983    50000 SH       SOLE                    50000
Paravant Companies             COM              699376109      418   259500 SH       SOLE                   259500
Phoenix Technologies           COM              719153108     1387    95000 SH       SOLE                    95000
Phospate Resource Partners     COM              719217101      424   134100 SH       SOLE                   134100
Plains All American Pipeline   COM              726503105      463    20000 SH       SOLE                    20000
Plains Resources               COM              726540503     6545   272700 SH       SOLE                   272700
Quentra Networks               COM              748337102        2   125000 SH       SOLE                   125000
Readers Digest                 COM              755267101     2731    95000 SH       SOLE                    95000
Riddell Sports Inc             COM              765670104      408   263000 SH       SOLE                   263000
Right Start                    COM              766574206      715   376200 SH       SOLE                   376200
Royal Carribean                COM              V7780T103     3869   175000 SH       SOLE                   175000
Sagent Technology              COM              786693101       75    50000 SH       SOLE                    50000
Shaw Communications            COM              82028K200      831    35000 SH       SOLE                    35000
Silicon Graphics               COM              827056102      278   200000 SH       SOLE                   200000
Strouds Inc.                   COM              863451100        8   692800 SH       SOLE                   692800
Surety Capital                 COM              12612L108     2568   183400 SH       SOLE                   183400
T Rowe Price Assoc.            COM              741477103     1122    30000 SH       SOLE                    30000
US Bancorp                     COM              902973304      798    35000 SH       SOLE                    35000
USX Marathon Group             COM              902905827     2361    80000 SH       SOLE                    80000
Wall Mart                      COM              931142103     2147    44000 SH       SOLE                    44000
Whitehall Jewellers            COM              965063100      136    14800 SH       SOLE                    14800
Whitman Educational Group      COM              966524100     3694  1296300 SH       SOLE                  1296300
Worldcom Inc                   COM              98157D106     4970   350000 SH       SOLE                   350000
Young Broadcasting             COM              987434107     1175    35000 SH       SOLE                    35000
ZI Corp                        COM              988918108      447    60000 SH       SOLE                    60000
Axyz Co.                       COM              6314330         49    10000 SH       SOLE                    10000
Dainippon Screen MFG.          COM              6251028         63    15000 SH       SOLE                    15000
ECO-TECH Construction          COM              6467007         61    66000 SH       SOLE                    66000
Inoue Kogyo Co. Ltd.           COM              6463663         76    40000 SH       SOLE                    40000
Mitsubishi Gas                 COM              6596923        100    25000 SH       SOLE                    25000
Nihon Kohden Corp              COM              6639970         66    19000 SH       SOLE                    19000
Shinko Electric                COM              6804604         51    31000 SH       SOLE                    31000
Taihei Dengyo                  COM              6869948        180    50000 SH       SOLE                    50000
Takashimaya Co. Ltd.           COM              6870401         84    12000 SH       SOLE                    12000
Takuma Co.                     COM              6870768        150    15000 SH       SOLE                    15000
Tamura Electric                COM              6870809         44    19000 SH       SOLE                    19000